LEASES (Tables)	12 Months Ended
Dec. 31, 2020
LEASES [Abstract]
Components of Operating Leases	The cost components of our operating leases follows:
	2020	2019
	(In thousands)
Operating lease cost	$1,780	$2,217
Variable lease cost	69	142
Short-term lease cost	36	19
Total	$1,885	$2,378

Supplemental Balance Sheet Information Related to Operating Leases
Supplemental balance sheet information related to our operating leases follows:

	2020	2019
	(In thousands)
Lease right of use asset (1)	$7,646	$8,282
Lease liabilities (2)	$7,868	$8,304

Weighted average remaining lease term (years)	7.12	7.47
Weighted average discount rate	2.4%	2.8%

(1)	Included in Accrued income and other assets in our Consolidated Statements of Financial Condition.
(2)	Included in Accrued expenses and other liabilities in our Consolidated Statements of Financial Condition.

Maturity Analysis of Lease Liabilities
Maturity analysis of our lease liabilities at December 31, 2020 based on required contractual payments follows:

(In thousands)

2021	$1,669
2022	1,489
2023	1,222
2024	815
2025	809
2026 and thereafter	2,525
Total lease payments	8,529
Less imputed interest	(661)
Total	$7,868